Note 16 - Shareholders Equity	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note [Abstract]
Note 16 - Shareholders Equity [Text Block]

16 Shareholders' Equity

a) Capital

The Company's subscribed and fully paid-in capital at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares (5,073,347,344 common shares and 3,700,729,396 preferred shares at December 31, 2009). The preferred shares do not have any voting rights and are not convertible into common shares and vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The Extraordinary General Meeting held on March 24, 2008, decided to effect a split of each Company's share into two, resulting: (a) in a free distribution of 1 (one) new share of the same type for each original share and based on the shareholding structure at April 25, 2008; (b) in a free distribution of 1 (one) new American Depository Shares (ADS) of the same type for each original ADS and based on the shareholding structure at April 25, 2008. At the same date, an amendment to article 4 of the Company's bylaws to cause capital be divided into 8,774,076,740 shares, of which 5,073,347,344 are common shares and 3,700,729,396 are preferred shares, with no nominal value, was approved. This amendment to the Company's bylaws is effective from April 25, 2008. The relation between the ADS and shares of each class remains of 2 (two) shares for one ADS. All share, ADS, per share and per ADS information in the accompanying financial statements and notes have been adjusted to reflect the result of the share split.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company's voting shares.

a.1) Capital increase

  Capital increase with reserves in 2010

The Special General Shareholders' Meeting, held jointly with the General Shareholders' Meeting on April 22, 2010, approved the increase in the Company's capital from US$36,194 (R$78,967 million) to US$39,741 (R$85,109 million), through the capitalization of part of the profit reserves in the amount of US$3,251 (R$5,627 million), where US$519 (R$899 million) is from the statutory reserve, US$2,724 (R$4,713 million) from the profit retention reserve, in accordance with article 199, of Law 6404/76, US$8 (R$15 million) from part of the tax incentive reserve formed in 2009, in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Ministry of National Integration, and from capital reserves in the amount of US$296 (R$515 million).

  Capital increase with issuing of shares

On September 23, 2010, the Board of Directors of Petrobras approved a capital increase from US$39,741 (R$85,109 million) to US$106,655 (R$200,161 million) through the issuance of 2,293,907,960 common shares and 1,788,515,136 preferred shares, with the same rights of its existing shares.

On September 29, 2010, as a result of the Global Offering of the abovementioned shares, Petrobras raised US$66,914 (R$115,052 million), US$39,768 (R$67,816 million) represented by Brazilian Treasury Shares and the remaining US$27,146 (R$47,236 million) in cash. All the Brazilian Treasury Shares and part of the cash raised was used to settle the Assignment Agreement (see Note 9(a)).

As a result of the issuance, Petrobras' total capital was represented by 7,367,255,304 common shares and by 5,489,244,532 preferred shares as of September 30, 2010.

On October 1, 2010, the Board of Directors of Petrobras approved the issuance of 75,198,838 common shares and 112,798,256 preferred shares, resulting from the offering green shoe, with the same prices and rights of the previously shares issuance. As a result of the issuance, Petrobras raised US$3,091 (R$5,196 million) and its total capital is represented by 7,442,454,142 common shares and by 5,602,042,788 preferred shares.

  Capital increase with reserves in 2011

The Management of Petrobras will propose to the Special General Shareholders' Meeting to be held jointly with the General Shareholders' Meeting for 2011, a capital increase for the Company from US$109,746 (R$205,357) to US$109,760 (R$205,380), through capitalization of part of the tax incentive profit reserve established in 2010 in the amount of US$14 (R$23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization will be made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6404/76.

a.2) Subsequent Amendment of the Bylaws

Subsequent to the balance sheet date, at an Extraordinary General Shareholders' meeting, held on January 31, 2011, it was approved the amendment of the Company's bylaws as follows:

a) to amend article 4, main clause, in order to establish that the Company's capital is now reported as being US$109,746 (R$205,357), divided into 13,044,496,930 registered, book-entry shares, with no par value, of which 7,442,454,142 are common shares and 5,602,042,788 are preferred shares;

b) to exclude paragraphs 1, 2 and 3 of article 4, in order to withdraw the limit of authorized capital for common and preferred shares issued by the Company, which, in the terms of Law 6.404/76, would permit under certain circumstances an increase in the Company's capital regardless of statutory amendments, through a decision of the Board of Directors;

c) to insert a new first paragraph in article 4, in order to establish that capital increases through the issuing of shares will be submitted previously to the decision of the General Shareholders' Meeting;

d) to renumber as paragraph 2, the current paragraph 4 of article 4;

e) to renumber as paragraph 3, the current paragraph 5 of article 4;

f) to exclude clause IX of the article, which establishes the jurisdiction for the Board of Directors to decide on capital increases within the authorized limit, since the Company will no longer have authorized capital;

g) to amend clause III of article 40, which defines increases in capital as jurisdiction of the General Shareholders' Meeting, deleting the exceptions to the hypotheses of authorized capital, which will no longer exist; and

h) to exclude article 62, which defines the transitory provisions approved in the Special General Shareholders' Meeting of June 22, 2010.

b) Additional Paid in Capital

b.1) Expenditures with the issuing of shares

The Global Offering direct costs in the amount of US$279, net of taxes, were recorded in shareholders' equity.

c) Appropriated retained earnings

Brazilian Law and the Company's bylaws require that certain appropriations be made from retained earnings to reserve accounts annually. The purpose and basis of appropriation to such reserves are as follows:

  Legal reserve

This reserve is a requirement for all Brazilian corporations and represents the annual appropriation of 5% of net income as stated in the statutory accounting records up to a limit of 20% of capital stock. The reserve may be used to increase capital or to compensate for losses, but may not be distributed as cash dividends.

  Statutory reserve

This reserve is provided through an amount equivalent to a minimum of 0.5% of subscribed and fully paid in capital at year-end. The reserve is used to fund the costs incurred with research and technological development programs. The accumulated balance of this reserve cannot exceed 5% of the capital stock, according to Article 55 of the Company's bylaws.

  Tax incentive reserve

This reserve consists of investments in tax incentives, arising from allocations of part of the Company's income tax. It relates to tax incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentived activities. Up to December 31, 2010, this incentive amounted to US$131 (US$167 on December 31, 2009), which may only be utilized to offset losses or for a capital increase, as provided for in Article 545 of the Income Tax Regulations and has been accounted for under the flow through method.

On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct this incentive from income tax payable, covering the tax years of 2006 until 2015.

  Undistributed earnings reserve

The destination of net income for the year ended December 31, 2010, includes retention of profits of US$12,914 with a US$12,172 amount, arising from net income for the year, and US$742 originating from the initial adoption of IFRS. This proposal is intended cover to partially meet the annual investment program established in the 2011 capital budget, to be decided in the General Shareholders' Meeting for 2011.

d) Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Year ended December 31,
	2010	2009	2008

Net income for the year attributable to Petrobras	19,184	15,504	18,879

Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,148)	(1,589)	(1,027)

Remaining net income to be equally allocated to common and preferred shares	13,666	12,756	17,103

Weighted average number of shares outstanding
Common/ADS	5,683,061,430	5,073,347,344	5,073,347,344
Preferred/ADS	4,189,764,635	3,700,729,396	3,700,729,396

Basic and diluted earnings per share
Common and preferred	1.94	1.77	2.15

Basic and diluted earnings per ADS	3.88	3.54	4.30

e) Dividends and interest on shareholders' equity

In accordance with the Company's bylaws, holders of preferred and common shares are entitled to a minimum dividend of 25% of annual net income as adjusted under Brazilian Corporate Law. In addition, the preferred shareholders have priority in the receipt of an annual dividend of at least 3% of the book value of the shares or 5% of the paid-in capital in respect of the preferred shares as stated in the statutory accounting records. As of January 1, 1996, amounts attributed to shareholders as interest (see below) can be deducted from the minimum dividend computation. Dividends are paid in Brazilian reais. No withholding tax is payable on distributions of dividends made since January 1, 1996.The Company provides either for its minimum dividends or for the total interest on shareholders'equity where the tax benefit has been recognized as of December 31.

Brazilian corporations are permitted to attribute interest on shareholders' equity, which may either be paid in cash or be used to increase capital stock. The calculation is based on shareholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Taxa de Juros de Longo Prazo (long-term interest rate or the "TJLP") as determined by the Brazilian Central Bank. Such interest may not exceed the greatest of 50% of net income or 50% of retained earnings plus revenue reserves. Interest on shareholders' equity, is subject to withholding tax at the rate of 15%, except for untaxed or exempt shareholders, as established by Law No. 9,249/95.

e.1) Dividends and interest on shareholders' equity - fiscal year 2010

The proposed dividends as of December 31, 2010, in the amount of US$6,780 include interest on shareholders' equity in the total amount of US$5,857, approved by the Board of Directors, as follows:

Portion	Date of board of directors approval	Shareholders' positions	Date payment	Value of the portion - US$ million
1st Portion Interest on shareholders' equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders' equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders' equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders' equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders' equity	02.25.2011	03.21.2010		1,308
Dividends	02.25.2011			923

				6,780

This interest on shareholders' equity should be discounted from the remuneration that will be distributed at the closing of the fiscal year 2010. The amount will be monetarily updated according to the variation of the SELIC rate since the date of effective payment until the end of the aforementioned fiscal year.

Interest on shareholders' equity was included with the proposed dividend for the year, as established in the Company's bylaws, and generated an income tax and social contribution credits of US$1,991 (US$1,331 in 2009, and US$995 in 2008) (see Note 3).